Fair Value Measurements - Purchases, Sales, Issuances and Settlements (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset, Purchases, (Sales), Issuances, (Settlements) [Abstract]
Purchases	$ 632
Sales	(43)
Issuances	215
Settlements	(292)
Total	512
Funds withheld payable under reinsurance treaties
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Liability, Purchases, (Sales), Issuances, (Settlements) [Abstract]
Purchases	0	$ 0
Sales	0	0
Issuances	(222)	(468)
Settlements	308	454
Total	86	(14)
Mortgage loans
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset, Purchases, (Sales), Issuances, (Settlements) [Abstract]
Purchases	632
Sales	(43)
Issuances	0
Settlements	0
Total	589
Policy loans
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset, Purchases, (Sales), Issuances, (Settlements) [Abstract]
Purchases	0	0
Sales	0	0
Issuances	215	261
Settlements	(292)	(246)
Total	$ (77)	$ 15